Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Service Agreements
Related Party Transactions
Sales of goods and services	€ 3,383	€ 3,183
Purchases of goods and services	31,288	54,468
Balances
Accounts receivable	11,224		€ 21,046
Accounts payable	3,860		3,366
Accrued expenses	5,257		5,172
Products
Related Party Transactions
Sales of goods and services	33,125	34,124
Purchases of goods and services	284,511	216,409
Balances
Accounts receivable	24,590		19,890
Accounts payable	44,302		51,362
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	24	10
Purchases of goods and services	5,163	10,970
Balances
Accounts receivable	159		83
Accounts payable	628		196
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	136	264
Purchases of goods and services	26,117	43,498
Balances
Accounts receivable	618		1,555
Accounts payable	3,232		3,170
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	33,125	34,124
Purchases of goods and services	20,739	11,488
Balances
Accounts receivable	24,590		19,890
Accounts payable	8,426		7,818
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	3,223	2,909
Purchases of goods and services	8
Balances
Accounts receivable	10,447		19,408
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	263,772	€ 204,921
Balances
Accounts payable	€ 35,876		€ 43,544